real estate joint ventures and investments in associates - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
real estate joint ventures and investments in associates
Interest expense	$ 1,609	$ 1,296
Net income (loss)	938	867
Comprehensive income (loss)	955	689
Real estate joint ventures
real estate joint ventures and investments in associates
Revenue from investment property	21	26
Other operating income (loss)	(52)
Depreciation and amortization		7
Interest expense	6	9
Net income (loss)	(62)	(20)
Comprehensive income (loss)	(62)	(20)
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0